Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 8 - Common Stock Warrants

At December 31, 2013, the Company had warrants outstanding to purchase 1,227,656 shares of the Company’s Common Stock at $0.54 per share. Warrants to purchase 186,091 shares of Common Stock were exercised on January 17, 2014 for proceeds of $99,694. Prior to the Contribution of the Raditaz membership interests discussed above, the remaining warrants exercisable into 1,041,565 underlying shares were cancelled.

Concurrently with the closings of the Contribution and the 2014 PPO, discussed above, the Company issued PPO Warrants with respect to an aggregate of 9,680,355 underlying common shares to the investors in the 2014 PPO. Each PPO Warrant has a term of five years to purchase one share of Common Stock at $2.00 per share. The PPO Warrants have weighted average anti-dilution and price protection, and a cashless exercise provision, which are subject to customary exceptions.

In addition, the placement agent in the 2014 PPO, and its sub-agents, received warrants exercisable for a period of five years to purchase a number of shares of Common Stock equal to 10% of the number of shares of Common Stock sold to investors introduced by it, with a per share exercise price of $1.00 (the “Broker Warrants”). As a result of the foregoing, the placement agent in the 2014 PPO, and its sub-agents, were issued Broker Warrants with respect to an aggregate of 968,034 underlying shares of the Company’s Common Stock. Common Stock warrant activity during the three months ended March 31, 2015 was as follows:

	Common Stock Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2014	10,648,389	1.91
Granted	-	-
Cancelled/Forfeited	-	-
Exercised	-	-
Balance as of March 31, 2015	10,648,389	$1.91

The weighted average per-share fair value of each Common Stock warrant of $0.425 was determined on the date of grant using the Black-Scholes pricing model (see Note 5).

At December 31, 2013, the Company had warrants outstanding to purchase 1,227,656 shares of the Company’s common stock at $0.54 per share. Warrants to purchase 186,091 shares of common stock were exercised on January 17, 2014 for proceeds of $99,694. Prior to the Contribution of the Raditaz membership interests discussed above, the remaining warrants exercisable into 1,041,565 underlying shares were cancelled.

Concurrently with the closings of the Contribution and the private placements the Company issued warrants with respect to an aggregate of 9,680,300 underlying common shares to the investors in the PPO. Each warrant has a term of five years to purchase one share of common stock at $2.00 per share. The PPO warrants have weighted average anti-dilution and price protection, and a cashless exercise provision, which are subject to customary exceptions.

In addition, the placement agent in the PPO, and its sub-agents, received warrants exercisable for a period of five years to purchase a number of shares of Common Stock equal to 10% of the number of shares of common stock sold to investors introduced by it, with a per share exercise price of $1.00. As a result of the foregoing, the placement agent in the PPO, and its sub-agents, was issued warrants with respect to an aggregate of 968,034 underlying shares of the Company’s common stock. Common Stock Warrant activity during the twelve months ended December 31, 2014 was as follows:

	Common Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2013	1,227,656	0.54
Granted	10,648,389	1.91
Cancelled/Forfeited	(1,041,565)	0.54
Exercised	(186,091)	0.54
Balance as of December 31, 2014	10,648,389	$1.91

The weighted average per-share fair value of each Common Stock Warrant issued during 2014 was determined on the date of grant using the Black-Scholes pricing model (see Note 6).